Non-Controlling Interests - Earnings of Subsidiaries with Non-Controlling Interests (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of subsidiaries [line items]
Revenues	CAD 2,307	CAD 2,397	CAD 2,267
Net earnings (loss)	(118)	276	116
Total comprehensive income	(43)	361	375
Amounts attributable to the non-controlling interests:
Net earnings	42	107	94
Total comprehensive income	31	146	103
Distributions paid to non-controlling interests	(172)	(161)
TransAlta Renewables
Disclosure of subsidiaries [line items]
Revenues	459	259	236
Net earnings (loss)	13	1	198
Total comprehensive income	(24)	40	204
Amounts attributable to the non-controlling interests:
Net earnings	11	2	63
Total comprehensive income	0	18	65
Distributions paid to non-controlling interests	85	83	43
TransAlta Cogeneration L.P.
Disclosure of subsidiaries [line items]
Revenues	175	274	288
Net earnings (loss)	61	211	61
Total comprehensive income	61	258	77
Amounts attributable to the non-controlling interests:
Net earnings	31	105	31
Total comprehensive income	31	128	38
Distributions paid to non-controlling interests	CAD 87	CAD 68	CAD 56